Expense Example {- Fidelity Pennsylvania Municipal Income Fund} - 12.31 Fidelity Pennsylvania Municipal Funds Combo PRO-11 - Fidelity Pennsylvania Municipal Income Fund - Fidelity Pennsylvania Municipal Income Fund
Mar. 01, 2022 USD ($)
Expense Example:
1 year	$ 49
3 years	154
5 years	269
10 years	$ 604